UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     December 31, 2011

Check here if Amendment [ ]                        Amendment Number: ____

Institutional Investment Manager Filing this Report:

Name:     Bluefin Investment Management LLC

Address:  1235 Westlakes Drive, Suite 130
          Berwyn, PA 19312

Form 13F File Number:  28-13813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott Burney

Title:    Member

Phone:   (610) 540-0019

Signature, Place, and Date of Signing:

/s/ Scott Burney         Berwyn, PA           February 13, 2012
----------------         -------------        -----------------
  [Signature]            [City, State]              [Date]


Report Type:

[X]    13F HOLDINGS REPORT

[ ]    13F NOTICE

[ ]    13F COMBINATION REPORT


                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               None
                                                 ----
Form 13F Information Table Entry Total:            31
                                                 ----
Form 13F Information Table Value Total:     $ 325,873 (in thousands)
                                            ------------------------


List of Other Included Managers:

None

                                      Title of              Value   Shr/PRN    SH/  Put/  Investment   Other         Voting Auth
Name of Issuer                         Class      CUSIP    (x1000)   Amount    PRN  Call  Discretion  Managers   Sole   Shared Other
------------------------------------  --------  ---------  -------  ---------  ---  ----  ----------  --------   ----   ------ -----
AVAGO TECHNOLOGIES LTD                Common    Y0486S104   15,902     551,000 SH           Sole                 551,000
BODY CENT CORP.                       Common    09689U102   14,255     571,100 SH           Sole                 571,100
CINEMARK HOLDINGS INC.                Common    17243V102    6,627     358,400 SH           Sole                 358,400
COGNIZANT TECHNOLOGY SOLUTIO          CLA       192446102   11,910     185,200 SH           Sole                 185,200
CONVIO INC.                           Common    21257W105    6,002     542,700 SH           Sole                 542,700
CORRECTIONS CORP AMERICA              Common    22025Y407   14,748     724,000 SH           Sole                 724,000
DEXCOM INC.                           Common    252131107    9,588   1,029,900 SH           Sole               1,029,900
DIGITALGLOBE INC.                     Common    25389M877    7,749     452,900 SH           Sole                 452,900
DSW INC.                              Common    23334L102   10,778     243,800 SH           Sole                 243,800
EXPRESS SCRIPTS INC                   Common    302182100   12,263     274,400 SH           Sole                 274,400
FINISAR CORP                          Common    31787A507    7,483     446,900 SH           Sole                 446,900
FORTINET INC.                         Common    34959E109   10,375     475,700 SH           Sole                 475,700
GEN-PROBE INC                         Common    36866T103   17,405     294,400 SH           Sole                 294,400
HEARTLAND EXPRESS INC                 Common    422347104   12,338     863,400 SH           Sole                 863,400
INTERNAP NETWORK SVCS CORP            Common    45885A300    6,571   1,106,200 SH           Sole               1,106,200
LIONS GATE ENTMNT CORP                Common    535919203    9,061   1,089,100 SH           Sole               1,089,100
LOGMEIN INC                           Common    54142L109   16,179     419,700 SH           Sole                 419,700
MASIMO CORP                           Common    574795100   10,230     547,500 SH           Sole                 547,500
NXSTAGE MEDICAL INC                   Common    67072V103   13,008     731,600 SH           Sole                 731,600
RSC HOLDINGS INC                      Common    74972L102    1,787      96,600 SH           Sole                  96,600
SS&C TECHNOLOGIES HLDGS INC           Common    78467J100   13,641     755,300 SH           Sole                 755,300
SUCCESSFACTORS INC.                   Common    864596101   10,003     250,900 SH           Sole                 250,900
SXC HEALTH SOLUTIONS CORP             Common    78505P100   15,396     272,600 SH           Sole                 272,600
TALEO CORP                            Common    87424N104    7,053     182,300 SH           Sole                 182,300
TENNANT CO                            Common    880345103    7,813     201,000 SH           Sole                 201,000
THORATEC CORP                         Common    885175307    9,860     293,800 SH           Sole                 293,800
ULTA SALON COSMETICS & FRAG           Common    90384S303   16,126     248,400 SH           Sole                 248,400
UNIVERSAL DISPLAY CORP                Common    91347P105    5,305     144,600 SH           Sole                 144,600
VALUECLICK INC                        Common    92046N102    8,264     507,300 SH           Sole                 507,300
VOLCANO CORPORATION                   Common    928645100   11,412     479,700 SH           Sole                 479,700
WASTE CONNECTIONS INC                 Common    941053100    6,741     203,400 SH           Sole                 203,400